Schedule of Operating Lease Activities (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Amortization	$ 268,824	$ 353,716	$ 345,933	$ 521,801	$ 695,735
Interest of lease liabilities	4,776	6,284	14,067	18,199	24,265
Total operating lease expenses	$ 273,600	$ 360,000	$ 360,000	$ 540,000	$ 720,000